INSURANCE (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets
INSURANCE
Amount covered under insurance contracts	R$ 120,594,209	R$ 135,983,517
Business Interruption
INSURANCE
Amount covered under insurance contracts	16,445,185	23,241,981
Civil Liability
INSURANCE
Amount covered under insurance contracts	R$ 781,341	R$ 879,307